Deferred Policy Acquisition Costs - Progression of deferred policy acquisition costs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred policy acquisition costs, beginning balance		$ 1,214	$ 1,106	$ 1,014
Deferred policy acquisition costs, additions		263	225	229
Deferred policy acquisition costs, periodic amortization		(237)	(160)	(168)
Deferred policy acquisition costs, annuity unlocking		29	34	25
Deferred policy acquisition costs, change included in realized gains		14	9	6
Deferred policy acquisition costs, ending balance		1,283	1,214	1,106
Movement in Deferred Sales Inducements [Roll Forward]
Deferred sales inducements, beginning balance		102	110	119
Deferred sales inducements, additions		2	4	9
Deferred sales inducements, periodic amortization		(19)	(19)	(24)
Deferred sales inducements, annuity unlocking		0	6	4
Deferred sales inducements, change included in realized gains		1	1	2
Deferred sales inducements, ending balance		86	102	110
Movement in Present Value of Future Insurance Profits [Roll Forward]
Present value of future profits, beginning balance		49	46	55
Present value of future profits, periodic amortization		(7)	(8)	(9)
Present value of future profits, annuity unlocking		0	1	0
Present value of future profits, other			10
Present value of future profits, ending balance		42	49	46
Movement in Unrealized Gains (Losses) Related to Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Unrealized investment gains (losses), beginning balance	[1]	(422)	(265)	(234)
Unrealized investment gains (losses), change in unrealized	[1]	392	(157)	(31)
Unrealized investment gains (losses), ending balance	[1]	(30)	(422)	(265)
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance		943	997	954
Deferred policy acquisition costs and present value of future profits, additions		265	229	238
Deferred policy acquisition costs and present value of future profits, periodic amortization		(263)	(187)	(201)
Deferred policy acquisition costs and present value of future profits, annuity unlocking		29	41	29
Deferred policy acquisition costs and present value of future profits, change included in realized gains		15	10	8
Deferred policy acquisition costs and present value of future profits, other			10
Deferred policy acquisition costs and present value of future profits, change in unrealized		392	(157)	(31)
Deferred policy acquisition costs and present value of future profits, ending balance		1,381	943	997
Excluding Unrealized Gains
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance		1,365	1,262	1,188
Deferred policy acquisition costs and present value of future profits, ending balance		$ 1,411	$ 1,365	$ 1,262

[1]	djustments to DPAC related to net unrealized gains/losses on securities and cash flow hedges.